Capital	6 Months Ended
Jun. 30, 2021
Share Capital and Share Base Payments [Abstract]
Capital	CapitalShare capital
The Company manages its capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of June 30, 2021, the Company’s share capital amounted to €3,952,096 divided into (i) 79,027,540 ordinary shares, each with a nominal value of €0.05; (ii) 6,796 “2016” preferred shares, each with a nominal value of €0.05, and (iii) 7,581 “2017” preferred shares, each with a nominal value of €0.05, respectively, fully paid up.
Share capital does not include BSAs, BSAAR, AGAs and AGAPs that have been granted to certain investors or natural persons, both employees and non-employees of the Company, but not yet exercised.
On October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfilment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
On April 3, 2021, the Group issued preferred shares “2017 free preferred shares” which will become convertible into ordinary shares following a vesting period of one year and a retention period of two years if the performance criteria and presence are met at the end of the retention period. The number of ordinary shares to which the conversion of one preferred share will entitle will be determined according to the fulfillment of the performance criteria. During the retention period, holders of the 2017 preferred shares are entitled to vote the general shareholders’ meetings, to dividends and to preferential subscription rights, as if they held the same number of ordinary shares as their number of vested 2017 free preferred shares. The 2017 preferred shares are not transferable during the retention period except under certain circumstances. After the end of the retention period, holders of all of preferred shares that have not yet converted them into our ordinary shares, are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
In the six months ended June 30, 2021, a capital increase of €2,048 (including share premium) occurred as a result of the Executive Board decision on July 19, 2021, subsequent to (i) the conversion of 85 “2016 preferred shares” in 11,050 ordinary shares and (ii) the exercise of 30,000 “2011” BSAAR, to carry out a net capital increase of €2,048 and an increase in share premium of €59,152 , broken down as follows: (i) a creation of 11,050 ordinary shares by the conversion of 85 “2016 preferred shares”, with a nominal value of €0.05 per share and (ii) a creation of 30,000 ordinary shares, with a nominal value of €0.05, for an issue price of €2.04 per share.
Treasury sharesThe Company held 18,575 of its own shares as of June 30, 2021 and December 31, 2020, respectively.Share based payments The Company has issued BSAs, BSAARs, AGAs and AGAPs as follows:

Date	Types	Number of warrants issued as of 6/30/2021	Number of warrants void as of 6/30/2021	Number of warrants exercised as of 6/30/2021	Number of warrants outstanding as of 6/30/2021	Maximum number of shares to be issued as of 6/30/2021	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	—	425,000	225,000	225,000	2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	—	1,450	188,500	-
October 21, 2016	AGAP Employees 2016-1	2,486	251	135	2,100	273,000	-
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	-
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	-
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	-
April 3,2018	AGAP Employees 2017-1	5,725	833	—	4,892	489,200	-
April 3,2018	AGAP Management 2017-1	2,400	800	—	1,600	160,000	—
April 3,2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	-
November 20, 2018	AGAP Perf Employees 2018-1	327,500	140,000	—	187,500	187,500	-
November 20, 2018	AGAP Perf Management 2018-1	260,000	60,000	—	200,000	200,000	-
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	-
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	-
July 3, 2019	AGA Bonus 2019-1	57,376	—	—	57,376	57,376	-
July 13, 2020	AGA Bonus 2020-1	79,861	—	—	79,861	79,861	-
August 5, 2020	AGAP Employees 2020-1	766,650	176,092	—	590,558	590,558	-
August 5, 2020	AGAP Management 2020-1	710,000	—	—	710,000	710,000	-
July 21, 2020	Stock Options 2020-1	102,000	72,000	—	30,000	30,000	-
November 4, 2019	AGAP 2019 Employees 2019	546,700	149,600	—	397,100	397,100	-
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	-
July 29, 2011	BSA 2011-2	225,000	—	183,060	41,940	41,940	-
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	11.00
	Total as of June 30, 2021	6,398,008	642,315	1,524,934	4,230,759	5,661,417